Note 32 - Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2018
Saudi Steel Pipe Company [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
Fair value of acquired assets and liabilities:	SAR million	$ million
Property, Plant and Equipment	675	180
Intangible assets	278	74
Investment in associated	77	21
Working capital	168	45
Cash and Cash Equivalents	32	8
Other Receivables	11	3
Borrowings	(304)	(81)
Employees end of service benefits	(59)	(16)
Net assets acquired	878	234